FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value on a recurring basis

At December 31, 2017

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	—	—	—
AFS investments
-Wealth management products and trust plans	—	863,766	—	863,766
-Fund investments measured at NAV*	—	—	—	185,279

Total	—	858,536	—	1,049,045

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.

At December 31, 2016

	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB

Asset
Derivative assets	—	45,569	—	45,569
AFS investments	—	218,940	—	218,940

Total	—	264,509	—	264,509

Schedule of carrying values and estimated fair values of financial assets and liabilities

	Total
At	carrying				Estimated
December 31, 2017	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	690,478	690,478	—	—	690,478
Entrusted bank balances held on behalf of customers	150,452	150,452	—	—	150,452
Deposits with clearing organizations	1,152	1,152	—	—	1,152
Reverse repurchase agreements	162,961	—	162,961	—	162,961
Other financial assets	459,689	—	459,689	—	459,689

Total	1,464,732	842,082	622,650	—	1,464,732

Liabilities
Other financial liabilities	197,516	—	197,516	—	197,516

Total	197,516	—	197,516	—	197,516

	Total
At	carrying				Estimated
December 31, 2016	value	Level 1	Level 2	Level 3	fair value
	RMB	RMB	RMB	RMB	RMB
Asset
Cash	1,541,241	1,541,241	—	—	1,541,241
Deposits with clearing organizations	265,807	265,807	—	—	265,807
Other financial assets	196,164	—	196,164	—	196,164

Total	2,003,212	1,807,048	196,164	—	2,003,212

Liabilities
Other financial liabilities	40,868	—	40,868	—	40,868

Total	40,868	—	40,868	—	40,868